Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Amortized Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Schedule of amortized intangible assets
Amortized Intangible Assets	Gross Carrying Amount		Accumulated Amortization
	December 31,		December 31,
	2016	2015	2016	2015
Trade Name/Trademarks	$4,030	$4,030	$(2,396)	$(1,517)
Customer Relationships	6,623	4,750	(2,705)	(2,054)
Supplier Relationships	2,985	--	(83)	--
Developed Technology	15,696	15,696	(6,503)	(3,915)
Non-compete Agreements	400	400	(364)	(240)
Export License - LMS	13	13	(5)	(2)
Totals	$29,747	$24,889	$(12,056)	$(7,728)

Aggregate Amortization Expense [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Schedule of future amortization expense on intangibles assets
Years Ending December 31,	Amount
2017	5,013
2018	4,616
2019	4,533
2020	2,450
2021	793
2022	287
Total	$17,691